CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses
General and administrative expenses	¥ (91,442)	$ (13,076)	¥ (99,254)	¥ (104,334)
Total operating expenses	(480,854)	(68,761)	(568,241)	(561,384)
Operating loss
Operating loss	66,756	9,546	71,912	159,887
Other income, net	35,033	5,010	38,689	42,686
Income before income taxes	101,789	14,556	110,601	202,573
Income tax expenses	(6,387)	(913)	(12,012)	(21,666)
Net income	95,402	13,643	98,589	180,907
Total comprehensive income	87,527	12,517	104,643	188,365
Parent Company | Reportable legal entities
Operating expenses
General and administrative expenses	(8,094)	(1,157)	(11,449)	(16,011)
Total operating expenses	(8,094)	(1,157)	(11,449)	(16,011)
Operating loss
Operating loss	(8,094)	(1,157)	(11,449)	(16,011)
Share of income from subsidiaries, the VIE and VIE's subsidiaries	98,583	14,097	102,725	190,880
Other income, net	4,913	703	7,313	6,038
Income before income taxes	95,402	13,643	98,589	180,907
Net income	95,402	13,643	98,589	180,907
Total comprehensive income	¥ 87,527	$ 12,517	¥ 104,643	¥ 188,365